Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of components of lease expenses

The components of the lease expenses consist of the following:

	For the Six Months Ended
	June 30, 2026	June 30, 2025
	US$	US$
Operating lease cost
Lease expenses	$18,071	$19,774
Lease expenses – short-term	44,253	42,115
Total lease expenses	$62,324	$61,889

Schedule of lease term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Weighted-average remaining term
Operating lease	2.55 year	3.04 year
Weighted-average discount rate
Operating lease	6.85%	6.85%

Schedule of minimum lease payments in future periods

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2026:

	Operating lease	Short-term lease
	payments	payments	Total
	US$	US$	US$
Twelve months ending June 30, 2027	$36,541	$248	$36,789
Twelve months ending June 30, 2028	38,368	-	38,368
Twelve months ending June 30, 2029	19,651	-	19,651
Total minimum lease payments	94,560	248	94,808
Less: discount	(8,024)	-	(8,024)
Present value of minimum lease payments	86,536	248	86,784
Less: minimum lease payments, current	(31,577)	(248)	(31,825)
Minimum lease payments, non-current	$54,959	$-	$54,959